Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Total Revenue	$ 1,907,565	$ 1,712,105	$ 5,159,141	$ 4,722,271	$ 6,589,951	$ 1,724,657
OPERATING EXPENSES
Retail center property operating expenses	285,694	226,136	805,251	670,391	976,468	602,970
Hotel property operating expenses	718,920	637,383	1,917,654	1,938,546	2,608,825	356,427
Share based compensation expenses	61,600		61,600		790,340
Legal, accounting and other professional fees	283,980	212,373	827,789	782,088	924,651	253,056
Corporate general and administrative expenses	68,045	8,854	207,194	36,330	119,679	54,185
Loss on impairment					191,578
Depreciation and amortization	627,149	571,993	1,755,494	1,476,862	2,043,323	743,146
Total Operating Expenses	2,045,388	1,656,739	5,574,982	4,904,217	7,654,864	2,009,784
Loss on disposition of FF&E			983,855
Operating (Loss) Income	(137,823)	55,366	(1,399,696)	(181,946)	(1,064,913)	(285,127)
Interest expense	573,118	510,118	1,589,951	1,397,673	1,917,183	766,857
Net Loss from Operations	(710,941)	(454,752)	(2,989,647)	(1,579,619)	(2,982,096)	(1,051,984)
Other income	30,156	0	50,177	0	44,094	83,436
Net loss before income taxes					(2,938,002)	(968,548)
Income tax expense					53,151
(Decrease) increase in fair value - interest rate caps	(25,690)	16,462	(130,104)	120,627
Net Loss	(706,475)	(438,290)	(3,069,574)	(1,458,992)	(2,991,153)	(968,548)
Less: Net loss attributable to Operating Partnership noncontrolling interests	(5,918)	(12,166)	(45,860)	(41,939)	(66,339)	(70,534)
Net Loss Attributable to Medalist Common Shareholders	$ (606,206)	$ (373,512)	$ (2,351,840)	$ (1,324,474)	$ (2,743,323)	$ (847,919)
Loss per share from operations - basic and diluted	$ (0.13)	$ (0.19)	$ (0.69)	$ (0.67)	$ (1.39)	$ (1.28)
Weighted-average number of shares - basic and diluted	4,497,585	1,995,582	3,410,847	1,983,791	1,967,980	661,363
Dividends declared per common share	$ 0.175	$ 0.175	$ 0.350	$ 0.350	$ 0.525	$ 0.350
Hampton Inn Property
OPERATING EXPENSES
Interest expense	$ 196,432	$ 190,726	$ 597,281	$ 557,236	$ 761,544	$ 137,726
Net Loss					(166,314)	(50,095)
Less: Net loss attributable to noncontrolling interests	(92,691)	(47,603)	(663,369)	(83,180)	(166,314)	(50,095)
Hanover Square Property
OPERATING EXPENSES
Interest expense	106,067	104,844	320,012	167,762	280,377	0
Net Loss					(15,177)
Less: Net loss attributable to noncontrolling interests	(1,660)	(5,009)	(8,505)	(9,399)	(15,177)
Retail center property revenues
REVENUE
Total Revenue	873,373	715,362	2,377,377	1,636,102	2,372,666	1,091,915
Retail center property tenant reimbursements
REVENUE
Total Revenue	171,217	124,873	450,354	365,657	541,116	233,240
Hotel property room revenues
REVENUE
Total Revenue	846,097	863,702	2,276,540	2,687,064	3,636,485	396,088
Hotel property other revenues
REVENUE
Total Revenue	$ 16,878	$ 8,168	$ 54,870	$ 33,448	$ 39,684	$ 3,414